Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–59.59%(a)
Argentina–2.43%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	2,828,693,986	$45,246,365
1.40%, 03/25/2023	ARS	677,070,000	9,940,699
1.50%, 03/25/2024	ARS	496,990,000	6,800,791
4.00%, 04/27/2025	ARS	117,500,000	3,919,496
Argentine Bonos del Tesoro,
18.20%, 10/03/2021	ARS	212,805,000	2,585,625
15.50%, 10/17/2026	ARS	135,000,000	826,946
Banco Hipotecario S.A., Series 1, 33.00% (BADLAR + 6.15%), 02/15/2021(b)	ARS	79,018,000	989,067
Provincia de Buenos Aires Government Bonds, 33.22%, 04/12/2025(c)	ARS	120,000,000	1,549,866
			71,858,855
Australia–5.89%
Australia Government Bond,
Series 156, 2.75%, 05/21/2041(c)	AUD	80,000,000	69,631,490
Series 162, 1.75%, 06/21/2051(c)	AUD	146,000,000	104,271,784
			173,903,274
Austria–1.25%
Republic of Austria Government Bond, 0.85%, 06/30/2120(c)	EUR	26,000,000	37,003,628
Belgium–1.89%
KBC Group N.V., 4.25%(c)(d)	EUR	2,600,000	2,903,918
Kingdom of Belgium Government Bond, Series 71, 3.75%, 06/22/2045(c)	EUR	25,000,000	52,828,260
			55,732,178
Brazil–1.06%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2045	BRL	32,000,000	27,994,713
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(c)	BRL	15,000,000	3,342,727
			31,337,440
Colombia–2.83%
Colombian TES, Series B, 6.25%, 11/26/2025	COP	270,000,000,000	79,711,252
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(c)	COP	8,000,000,000	2,165,730
	Principal Amount		Value
Colombia–(continued)
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(c)	COP	5,916,031,565	$1,625,237
			83,502,219
Croatia–0.06%
Croatia Government International Bond, 1.50%, 06/17/2031(c)	EUR	1,500,000	1,844,618
Cyprus–2.63%
Cyprus Government International Bond,
1.25%, 01/21/2040(c)	EUR	33,850,000	39,054,266
2.25%, 04/16/2050(c)	EUR	28,900,000	38,425,781
			77,480,047
Egypt–1.23%
Egypt Government Bond,
18.15%, 12/11/2021	EGP	162,000,000	10,667,170
16.00%, 06/11/2022	EGP	116,700,000	7,529,600
16.30%, 01/01/2023	EGP	10,200,000	666,520
14.35%, 09/10/2024	EGP	50,000,000	3,131,011
Egypt Government International Bond, 4.75%, 04/16/2026(c)	EUR	12,900,000	14,436,393
			36,430,694
France–0.05%
Societe Generale S.A., 6.75%(c)(d)	EUR	1,115,000	1,324,592
Germany–0.14%
Deutsche Bank AG, 2.63%, 02/12/2026(c)	EUR	3,350,000	4,203,841
Greece–6.67%
Hellenic Republic Government Bond,
2.00%, 04/22/2027(c)	EUR	46,500,000	59,077,532
3.88%, 03/12/2029(c)	EUR	10,205,000	14,892,632
1.50%, 06/18/2030(c)	EUR	100,000,000	122,463,700
Series GDP, 0.00%, 10/15/2042	EUR	107,000,000	427,908
			196,861,772

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

	Principal Amount		Value
India–8.00%
India Government Bond,
8.40%, 07/28/2024	INR	1,997,000,000	$29,942,925
7.72%, 05/25/2025	INR	730,000,000	10,808,635
8.20%, 09/24/2025	INR	3,715,000,000	56,079,980
8.15%, 11/24/2026	INR	500,000,000	7,574,530
8.24%, 02/15/2027	INR	4,935,000,000	74,797,614
7.17%, 01/08/2028	INR	1,955,000,000	28,252,608
Reliance Industries Ltd., Series B, 6.78%, 09/16/2020	INR	500,000,000	6,710,735
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	7,177,376
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	7,315,094
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	7,547,932
			236,207,429
Indonesia–6.90%
Indonesia Treasury Bond,
Series FR56, 8.38%, 09/15/2026	IDR	488,430,000,000	36,876,465
Series FR59, 7.00%, 05/15/2027	IDR	480,750,000,000	33,711,771
Series FR71, 9.00%, 03/15/2029	IDR	159,350,000,000	12,350,716
Series FR73, 8.75%, 05/15/2031	IDR	560,080,000,000	42,972,713
Series FR77, 8.13%, 05/15/2024	IDR	650,000,000,000	48,055,480
Series FR78, 8.25%, 05/15/2029	IDR	398,080,000,000	29,798,742
			203,765,887
Italy–4.60%
Banca Monte dei Paschi di Siena S.p.A., 5.38%, 01/18/2028(c)	EUR	3,000,000	3,173,399
Intesa Sanpaolo S.p.A., 1.75%, 07/04/2029(c)	EUR	1,000,000	1,217,711
Italy Buoni Poliennali Del Tesoro, 2.80%, 03/01/2067(c)	EUR	90,425,000	126,043,470
UniCredit S.p.A.,
1.80%, 01/20/2030(c)	EUR	2,500,000	2,888,320
6.63%(c)(d)	EUR	2,000,000	2,348,525
			135,671,425
Ivory Coast–0.56%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(c)	EUR	5,636,000	6,158,603
6.88%, 10/17/2040(c)	EUR	9,500,000	10,436,793
			16,595,396
	Principal Amount		Value
Japan–0.19%
SoftBank Group Corp.,
4.75%, 07/30/2025(c)	EUR	2,000,000	$2,499,800
4.00%, 09/19/2029(c)	EUR	2,500,000	3,065,708
			5,565,508
Malaysia–0.30%
Malaysian Government Bond, Series 310, 4.50%, 04/15/2030	MYR	32,000,000	8,764,699
Mexico–2.94%
Banco Invex S.A./Hipotecaria Credito y Casa S.A. de C.V., Series 062U, 6.45%, 03/13/2034(e)(f)	MXN	27,602,566	0
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(c)(f)	MXN	34,101,099	206,209
Mexican Bonos,
Series M, 6.50%, 06/10/2021	MXN	400,000,000	18,257,873
Series M, 8.00%, 12/07/2023	MXN	730,000,000	36,155,583
Series M, 5.75%, 03/05/2026	MXN	660,000,000	30,493,156
Petroleos Mexicanos, 3.75%, 04/16/2026(c)	EUR	1,656,000	1,736,306
			86,849,127
Netherlands–0.42%
Cooperatieve Rabobank U.A.,
4.63%(c)(d)	EUR	7,200,000	8,594,766
3.25%(c)(d)	EUR	3,600,000	3,838,815
			12,433,581
Peru–1.18%
Peruvian Government International Bond, 6.35%, 08/12/2028(c)	PEN	100,140,000	34,821,200
Portugal–0.55%
Banco Comercial Portugues S.A., 4.50%, 12/07/2027(c)	EUR	2,100,000	2,447,062
Caixa Geral de Depositos S.A., 10.75%(c)(d)	EUR	7,000,000	8,978,487
Novo Banco S.A.,
3.50%, 02/19/2043(c)	EUR	3,000,000	2,837,047
3.50%, 03/18/2043(c)	EUR	2,000,000	1,893,579
			16,156,175
Russia–1.48%
Mos.ru, 5.00%, 08/22/2034	RUB	103,214,252	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

	Principal Amount		Value
Russia–(continued)
Russian Federal Bond - OFZ,
Series 6221, 7.70%, 03/23/2033	RUB	500,000,000	$7,710,455
Series 6228, 7.65%, 04/10/2030	RUB	1,000,000,000	15,238,749
Series 6229, 7.15%, 11/12/2025	RUB	1,400,000,000	20,617,839
			43,567,043
South Africa–3.52%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	187,300,000	9,537,799
Series 2037, 8.50%, 01/31/2037	ZAR	82,600,000	3,874,051
Series 2048, 8.75%, 02/28/2048	ZAR	290,125,000	13,162,234
Series R186, 10.50%, 12/21/2026	ZAR	1,153,900,000	77,292,315
			103,866,399
Spain–1.13%
Banco Bilbao Vizcaya Argentaria S.A., 5.88%(c)(d)	EUR	6,000,000	6,765,970
Banco Santander S.A., 6.25%(c)(d)	EUR	4,200,000	4,754,212
Bankia S.A., 3.38%, 03/15/2027(c)	EUR	1,000,000	1,195,642
Spain Government Bond, 3.45%, 07/30/2066(c)	EUR	10,145,000	20,549,927
			33,265,751
Supranational–0.39%
African Development Bank,
0.00%, 04/05/2046(g)	ZAR	600,000,000	5,133,210
0.00%, 01/17/2050(g)	ZAR	310,000,000	2,298,375
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	60,400,000,000	4,144,614
			11,576,199
Thailand–0.49%
Thailand Government Bond, 2.88%, 12/17/2028	THB	394,700,000	14,380,675
United Kingdom–0.71%
Barclays PLC, 7.13%(d)	GBP	2,500,000	3,342,518
HSBC Holdings PLC,
5.25%(c)(d)	EUR	3,850,000	4,464,249
6.00%(c)(d)	EUR	10,750,000	13,067,577
			20,874,344
United States–0.10%
AT&T, Inc.Series B, 2.88%(d)	EUR	2,700,000	3,050,179
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,762,736,363)			1,758,894,175
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–12.41%
Argentina–0.16%
Argentine Republic Government International Bond,
5.63%, 01/26/2022(e)	$5,431,000	$2,416,876
7.50%, 04/22/2026(e)	5,000,000	2,173,450
		4,590,326
Brazil–0.83%
Banco do Brasil S.A., 6.25%(c)(d)	2,500,000	2,353,125
Banco Votorantim S.A., 4.38%, 07/29/2025(c)	2,000,000	2,011,260
CSN Islands XI Corp., 6.75%, 01/28/2028(c)	2,500,000	2,325,000
Petrobras Global Finance B.V.,
6.75%, 06/03/2050	2,500,000	2,724,337
6.85%, 06/05/2115	9,255,000	9,814,927
Rede D’or Finance S.a.r.l., 4.50%, 01/22/2030(c)	1,317,000	1,182,337
Ultrapar International S.A., 5.25%, 06/06/2029(c)	2,500,000	2,521,963
Usiminas International S.a.r.l., 5.88%, 07/18/2026(c)	1,500,000	1,494,660
		24,427,609
Chile–0.17%
AES Gener S.A., 6.35%, 10/07/2079(c)	2,500,000	2,457,063
Sociedad Quimica y Minera de Chile S.A., 4.25%, 01/22/2050(c)	2,500,000	2,558,600
		5,015,663
China–0.43%
China Evergrande Group, 10.00%, 04/11/2023(c)	1,500,000	1,423,125
Country Garden Holdings Co. Ltd.,
5.40%, 05/27/2025(c)	1,000,000	1,050,530
4.80%, 08/06/2030(c)	2,500,000	2,498,338
Kaisa Group Holdings Ltd., 6.75%, 02/18/2021(c)	2,500,000	2,503,152
Logan Group Co. Ltd., 7.50%, 08/25/2022(c)	2,260,000	2,353,492
Tencent Holdings Ltd., 3.29%, 06/03/2060(c)	2,500,000	2,874,436
		12,703,073
Colombia–0.10%
Grupo Aval Ltd., 4.38%, 02/04/2030(c)	3,000,000	2,883,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

	Principal Amount	Value
Congo, Democratic Republic of the–0.05%
HTA Group Ltd., 7.00%, 12/18/2025(c)	$1,500,000	$1,555,095
Denmark–0.21%
Danske Bank A/S, 6.13%(c)(d)	6,000,000	6,097,086
Dominican Republic–0.45%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo S.A., 7.95%, 05/11/2026(c)	3,325,000	3,437,219
Dominican Republic International Bond,
6.40%, 06/05/2049(c)	5,000,000	5,075,000
5.88%, 01/30/2060(c)	5,000,000	4,812,500
		13,324,719
Egypt–0.52%
Egypt Government International Bond,
7.63%, 05/29/2032(c)	5,000,000	4,906,750
8.70%, 03/01/2049(c)	10,576,000	10,507,489
		15,414,239
France–0.48%
Credit Agricole S.A., 7.88%(c)(d)	2,500,000	2,752,900
Societe Generale S.A., 7.38%(c)(d)	11,100,000	11,367,510
		14,120,410
Ghana–0.15%
Ghana Government International Bond, 8.95%, 03/26/2051(c)	5,000,000	4,538,550
Hong Kong–0.09%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(c)	2,500,000	2,540,309
India–0.03%
Future Retail Ltd., 5.60%, 01/22/2025(c)	1,500,000	979,085
Indonesia–1.28%
Indonesia Government International Bond,
4.20%, 10/15/2050	7,500,000	8,992,571
4.45%, 04/15/2070	7,500,000	9,378,809
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
4.88%, 07/17/2049(c)	1,500,000	1,747,943
4.00%, 06/30/2050(c)	4,000,000	4,222,631
	Principal Amount	Value
Indonesia–(continued)
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/2030(c)	$2,500,000	$2,966,139
PT Pertamina Persero, 4.18%, 01/21/2050(c)	2,500,000	2,688,815
PT Perusahaan Listrik Negara, 4.88%, 07/17/2049(c)	2,500,000	2,913,237
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(c)	5,000,000	5,027,498
		37,937,643
Ireland–0.51%
Coriolanus DAC, Series 116,
Series 116, 0.00%, 04/30/2025(c)(g)	1,733,255	1,732,934
Series 119, 0.00%, 04/30/2025(c)(g)	1,843,972	1,843,630
Series 120, 0.00%, 04/30/2025(c)(g)	2,308,188	2,307,760
Series 122, 0.00%, 04/30/2025(c)(g)	2,022,335	2,021,959
Series 124, 0.00%, 04/30/2025(c)(g)	1,624,260	1,623,958
Series 126, 0.00%, 04/30/2025(c)(g)	1,817,101	1,816,764
Series 127, 0.00%, 04/30/2025(c)(g)	2,104,735	2,104,344
0.00%, 04/30/2025(c)(g)	1,651,869	1,651,562
		15,102,911
Israel–0.08%
Bank Leumi Le-Israel BM, 3.28%, 01/29/2031(c)	2,500,000	2,485,638
Italy–0.16%
Intesa Sanpaolo S.p.A., Series XR, 4.70%, 09/23/2049(c)	1,600,000	1,886,546
UniCredit S.p.A., 5.46%, 06/30/2035(c)	2,800,000	2,884,013
		4,770,559
Kazakhstan–0.45%
Astana-Finance JSC, 0.00%, 12/22/2024(c)(f)	612,810	0
KazTransGas JSC, 4.38%, 09/26/2027(c)	12,065,000	13,167,862
		13,167,862
Kuwait–0.12%
MEGlobal Canada ULC, 5.88%, 05/18/2030(c)	3,000,000	3,556,116
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

	Principal Amount	Value
Macau–0.25%
MGM China Holdings Ltd., 5.88%, 05/15/2026(c)	$2,500,000	$2,649,600
Sands China Ltd.,
3.80%, 01/08/2026(c)	2,000,000	2,091,000
4.38%, 06/18/2030(c)	2,500,000	2,635,375
		7,375,975
Malaysia–0.40%
Petronas Capital Ltd.,
4.55%, 04/21/2050(c)	2,500,000	3,442,551
4.80%, 04/21/2060(c)	5,460,000	8,268,482
		11,711,033
Mexico–0.24%
Alpha Holding S.A. de C.V., 9.00%, 02/10/2025(c)	2,325,000	1,905,338
Banco Mercantil del Norte S.A., 8.38%(c)(d)	2,500,000	2,529,500
Trust Fibra Uno, 4.87%, 01/15/2030(c)	2,500,000	2,511,725
		6,946,563
Netherlands–0.26%
ING Groep N.V., 5.75%(d)	5,000,000	5,127,075
Prosus N.V., 4.03%, 08/03/2050(c)	2,500,000	2,613,466
		7,740,541
Paraguay–0.10%
Paraguay Government International Bond, 4.95%, 04/28/2031(c)	2,500,000	2,931,250
Peru–0.31%
Banco de Credito del Peru, 3.13%, 07/01/2030(c)	2,500,000	2,489,375
Inkia Energy Ltd., 5.88%, 11/09/2027(c)	3,365,000	3,437,095
Nexa Resources S.A., 6.50%, 01/18/2028(c)	3,000,000	3,256,185
		9,182,655
Qatar–0.23%
Qatar Government International Bond, 4.40%, 04/16/2050(c)	5,000,000	6,804,160
Romania–0.21%
Romanian Government Bond, 4.00%, 02/14/2051(c)	6,000,000	6,304,344
Saudi Arabia–0.09%
ADES International Holding PLC, 8.63%, 04/24/2024(c)	2,750,000	2,613,050
	Principal Amount	Value
Senegal–0.11%
Senegal Government International Bond, 6.75%, 03/13/2048(c)	$3,521,000	$3,357,872
Spain–0.19%
Banco Santander S.A., 3.49%, 05/28/2030	5,000,000	5,550,546
Sri Lanka–0.18%
Sri Lanka Government International Bond,
5.88%, 07/25/2022(c)	2,295,000	1,962,291
6.20%, 05/11/2027(c)	1,310,000	975,954
6.75%, 04/18/2028(c)	3,200,000	2,384,000
		5,322,245
Sweden–0.09%
Skandinaviska Enskilda Banken AB, 5.13%(c)(d)	2,600,000	2,577,177
Switzerland–1.29%
Credit Suisse Group AG,
6.38%(c)(d)	2,260,000	2,381,961
6.25%(c)(d)	2,500,000	2,672,375
7.50%(c)(d)	15,000,000	16,509,375
UBS Group AG,
6.88%(c)(d)	2,520,000	2,564,276
7.00%(c)(d)	7,900,000	8,848,000
5.13%(c)(d)	5,000,000	5,109,375
		38,085,362
Thailand–0.27%
Bangkok Bank PCL, 3.73%, 09/25/2034(c)	1,578,000	1,586,435
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/2050(c)	5,000,000	5,205,531
TMB Bank PCL, 4.90%(c)(d)	1,150,000	1,081,000
		7,872,966
Ukraine–0.43%
Metinvest B.V., 7.75%, 10/17/2029(c)	3,840,000	3,572,813
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(c)	2,400,000	2,321,831
Ukraine Government Bond, 7.30%, 03/15/2033(c)	3,000,000	2,910,000
Ukraine Government International Bond, 7.75%, 09/01/2025(c)	3,750,000	3,883,650
		12,688,294
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

	Principal Amount		Value
United Arab Emirates–0.46%
Abu Dhabi Government International Bond, 3.88%, 04/16/2050(c)		$8,000,000	$10,169,920
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/2026(c)		3,395,000	3,310,125
			13,480,045
United Kingdom–1.03%
BP Capital Markets PLC, 4.88%(d)		3,500,000	3,762,500
HSBC Bank PLCSeries 2M, 1.43% (6 mo. USD LIBOR + 0.25%)(b)(d)		1,500,000	1,177,935
HSBC Holdings PLC,
6.38%(d)		2,500,000	2,508,798
6.38%(d)		3,250,000	3,227,884
Lloyds Bank PLCSeries 3, 1.69% (6 mo. USD LIBOR + 0.10%)(b)(d)		3,000,000	2,550,000
Standard Chartered PLC,
4.64%, 04/01/2031(c)		2,500,000	2,923,573
7.75%(c)(d)		3,750,000	3,958,087
6.00%(c)(d)		5,000,000	5,078,450
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(c)		5,000,000	5,218,750
			30,405,977
Total U.S. Dollar Denominated Bonds & Notes (Cost $356,119,118)			366,159,948
U.S. Treasury Securities–6.77%
U.S. Treasury Bills–6.77%
0.22%, 10/08/2020(h) (Cost $199,918,778)		199,918,778	199,970,208

Asset-Backed Securities–5.36%
Alba PLC, Series 2007-1, Class F, 3.42% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(b)(c)	GBP	1,691,500	2,032,919
	Principal Amount		Value

Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 0.69% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(c)	GBP	4,000,000	$4,101,044
Series 2007-1, Class B1, 1.09% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(c)	GBP	5,275,000	5,061,305
Series 2007-2, Class B1, 1.59% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(b)(c)	GBP	4,000,000	4,319,736
Series 2007-1, Class M1, 0.49% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(c)	GBP	5,200,000	6,000,398
Series 2007-2, Class M1, 0.54% (3 mo. GBP LIBOR + 0.35%), 09/15/2044(b)(c)	GBP	6,340,000	7,305,264
Eurosail PLC, Series 2007-4X, Class D1A, 1.94% (3 mo. GBP LIBOR + 1.75%), 06/13/2045(b)(c)	GBP	6,085,464	7,122,931
Great Hall Mortgages No.1 PLC, Series 2007-1, Class DA, 0.95% (3 mo. GBP LIBOR + 0.78%), 03/18/2039(b)(c)	GBP	8,000,000	8,445,584
Grifonas Finance PLC,
Class A, 0.00% (6 mo. EURIBOR + 0.28%), 08/28/2039(b)(c)	EUR	16,037,051	17,969,925
Class B, 0.15% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(c)	EUR	5,000,000	4,889,273
Ludgate Funding PLC, 0.00%, 01/01/2061(c)	GBP	207,500,000	9,504,439
Newgate Funding PLC,
Series 2006-2, Class CB, 0.02% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(c)	EUR	2,182,687	2,297,489
Series 2007-2X, Class CB, 0.08% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(c)	EUR	2,915,103	2,879,079
Series 2007-1X, Class CB, 0.07% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(c)	EUR	1,627,355	1,600,159
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(c)	EUR	11,100,000	13,079,332
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

	Principal Amount		Value

IM Pastor 4, FTA,
Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(c)	EUR	13,348,888	$14,285,225
Series B, 0.00% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(c)	EUR	3,800,000	2,578,155
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A., Series 27, Class A3, 0.00% (3 mo. EURIBOR + 0.19%), 12/28/2050(b)(c)	EUR	35,000,000	32,811,850
Capital Mortgage S.r.l., Series 2007-1, Class B, 0.00% (3 mo. EURIBOR + 0.22%), 01/30/2047(b)(c)	EUR	8,000,000	6,585,677
Sestante Finance S.r.l., Series 2005, Class C1, 0.58% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(c)	EUR	9,700,000	5,221,623
Total Asset-Backed Securities (Cost $159,922,160)			158,091,407
Shares		Value
Common Stocks & Other Equity Interests–0.00%
Kazakhstan–0.00%
Astana-Finance JSC, GDR (Acquired 06/05/2015; Cost $0)(c)(f)(i)	868,851	$1
Money Market Funds–7.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(j)(k) (Cost $222,544,234)	222,544,234	222,544,234
Options Purchased–1.40%
(Cost $66,725,960)(l)		41,388,621
TOTAL INVESTMENTS IN SECURITIES—93.07% (Cost $2,767,966,613)		2,747,048,594
OTHER ASSETS LESS LIABILITIES–6.93%		204,648,857
NET ASSETS–100.00%		$2,951,697,451
Investment Abbreviations:
ARS	– Argentina Peso
AUD	– Australian Dollar
BADLAR	– Buenos Aires Deposits of Large Amounts Rate
BRL	– Brazilian Real
COP	– Colombia Peso
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IDR	– Indonesian Rupiah
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
RUB	– Russian Ruble
THB	– Thai Baht
USD	– U.S. Dollar
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $1,309,875,020, which represented 44.38% of the Fund’s Net Assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2020 was $4,590,326, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Non-income producing security.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$232,541,098	$3,096,426,732	$(3,106,423,596)	$-	$-	$222,544,234	$1,352,691
OFI Carlyle Private Credit Fund, Cl. I	1,530,295	65,675	(1,595,550)	78,987	(79,407)	-	36,042
Total	$234,071,393	$3,096,492,407	$(3,108,019,146)	$78,987	$(79,407)	$222,544,234	$1,388,733

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(l)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Bank of America, N.A.	04/15/2021	USD	1.19	EUR	200,000,000	$5,577,125
USD versus AUD	Call	Standard Chartered Bank PLC	05/07/2021	AUD	0.71	USD	50,000,000	1,838,550
USD versus EUR	Call	Bank of America, N.A.	06/15/2021	EUR	1.18	USD	236,000,000	7,313,640
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	05/06/2021	JPY	112.15	USD	50,000,000	252,750
USD versus KRW	Call	Standard Chartered Bank PLC	12/24/2020	KRW	1,264.00	USD	50,000,000	281,900
Subtotal — Foreign Currency Call Options Purchased								15,263,965
Currency Risk
EUR versus NOK	Put	Goldman Sachs International	12/17/2020	NOK	8.40	EUR	12,500,000	32,143
EUR versus NOK	Put	Goldman Sachs International	12/17/2020	NOK	8.71	EUR	12,500,000	62,166
EUR versus NOK	Put	Goldman Sachs International	12/18/2020	NOK	10.33	EUR	125,000,000	1,010,829
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	12,500,000	575,988
USD versus BRL	Put	Goldman Sachs International	02/12/2021	BRL	3.85	USD	5,000,000	96,105
USD versus BRL	Put	Goldman Sachs International	04/26/2021	BRL	4.75	USD	5,000,000	1,120,440
USD versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	5,000,000	233,365
USD versus CAD	Put	Bank of America, N.A.	01/20/2021	CAD	1.33	USD	60,000,000	852,900
USD versus CNH	Put	Goldman Sachs International	01/27/2021	CNH	6.65	USD	2,200,000	315,896
USD versus CNH	Put	Standard Chartered Bank PLC	09/22/2020	CNH	7.00	USD	60,000,000	436,080
USD versus IDR	Put	Standard Chartered Bank PLC	04/23/2021	IDR	15,380.00	USD	100,000,000	3,585,200
USD versus INR	Put	Bank of America, N.A.	10/27/2020	INR	72.50	USD	100,000,000	125,600
USD versus INR	Put	Goldman Sachs International	06/11/2021	INR	71.00	USD	5,000,000	990,530
USD versus INR	Put	Goldman Sachs International	07/02/2021	INR	70.50	USD	5,000,000	834,420
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	08/21/2020	INR	72.56	USD	100,000,000	13,900
USD versus INR	Put	Standard Chartered Bank PLC	10/28/2020	INR	72.70	USD	150,000,000	220,200
USD versus JPY	Put	Bank of America, N.A.	02/02/2021	JPY	100.00	USD	25,000,000	3,486,925
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	10/30/2020	JPY	103.00	USD	100,000,000	686,500
USD versus KRW	Put	Standard Chartered Bank PLC	12/24/2020	KRW	1,180.00	USD	50,000,000	765,400
USD versus MXN	Put	Bank of America, N.A.	01/13/2021	MXN	20.79	USD	120,000,000	875,640
USD versus MXN	Put	Citibank, N.A.	03/04/2021	MXN	19.98	USD	50,000,000	203,600
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus MXN	Put	Goldman Sachs International	05/06/2021	MXN	22.41	USD	50,000,000	$1,808,850
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	100,000,000	1,020,800
USD versus MXN	Put	Morgan Stanley & Co. International PLC	05/07/2021	MXN	22.10	USD	50,000,000	1,485,700
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	01/26/2021	NOK	8.68	USD	57,500,000	693,105
USD versus RUB	Put	Goldman Sachs International	08/04/2020	RUB	58.50	USD	5,500,000	6
USD versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	96,750,000	604,301
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	08/05/2020	RUB	59.00	USD	5,500,000	6
Subtotal — Foreign Currency Put Options Purchased								22,136,595
Total Foreign Currency Options Purchased								$37,400,560

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Put	Bank of America, N.A.	0.41%	Pay	6 Month EUR LIBOR	Semi-Annual	02/08/2021	EUR	1,250,000,000	$577,122
10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.04	Pay	3 Month USD LIBOR	Quarterly	10/16/2020	USD	500,000,000	5,040
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.27	Pay	3 Month USD LIBOR	Quarterly	12/02/2020	USD	120,000,000	5,125
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.54	Pay	6 Month EUR LIBOR	Semi-Annual	11/15/2021	EUR	150,000,000	746,661
10 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	2.50	Pay	3 Month USD LIBOR	Quarterly	08/26/2020	USD	750,000,000	8
10 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	0.53	Pay	6 Month EUR LIBOR	Semi-Annual	11/25/2021	EUR	112,500,000	596,353
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.61	Pay	6 Month EUR LIBOR	Semi-Annual	04/06/2021	EUR	500,000,000	1,867
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.62	Pay	6 Month EUR LIBOR	Semi-Annual	04/12/2021	EUR	500,000,000	1,449
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Pay	3 Month USD LIBOR	Quarterly	05/31/2022	USD	120,000,000	1,974,218
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.12	Pay	6 Month EUR LIBOR	Semi-Annual	03/29/2021	EUR	1,500,000,000	80,218
Total Interest Rate Swaptions Purchased										$3,988,061

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	3.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	5.00	Quarterly	08/19/2020	3.753%	$(516,879)	EUR	$40,000,000	$(156,640)	$360,239
J.P. Morgan Chase Bank, N.A.	Call	3.50	Markit iTraxx Europe Crossover Index, Series 33, Version 1	5.00	Quarterly	09/16/2020	3.753	(542,957)	EUR	40,000,000	(315,305)	227,653
J.P. Morgan Chase Bank, N.A.	Call	3.50	Markit iTraxx Europe Crossover Index, Series 33, Version 1	5.00	Quarterly	09/16/2020	3.753	(648,352)	EUR	60,000,000	(472,957)	175,394
Subtotal — Credit Default Swaptions Written								(1,708,188)			(944,902)	763,286
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Over-The-Counter Credit Default Swaptions Written—(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	5.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	(5.00)	Quarterly	10/21/2020	3.753%	$(1,262,531)	EUR	$60,000,000	$(502,695)	$759,836
J.P. Morgan Chase Bank, N.A.	Put	5.25	Markit iTraxx Europe Crossover Index, Series 33, Version 1	(5.00)	Quarterly	09/16/2020	3.753	(462,737)	EUR	40,000,000	(188,962)	273,775
J.P. Morgan Chase Bank, N.A.	Put	4.50	Markit iTraxx Europe Crossover Index, Series 33, Version 1	(5.00)	Quarterly	09/16/2020	3.753	(401,696)	EUR	60,000,000	(556,262)	(154,566)
Subtotal — Credit Default Swaptions Written								(2,126,964)			(1,247,919)	879,045
Total Credit Default Swaptions Written								$(3,835,152)			$(2,192,821)	$1,642,331

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR versus BRL	Call	Morgan Stanley & Co. International PLC	08/24/2021	BRL	5.25	$(2,107,986)	EUR	37,500,000	$(7,810,564)	$(5,702,578)
EUR versus CZK	Call	J.P. Morgan Chase Bank, N.A.	09/02/2020	CZK	26.64	(10,631)	EUR	680,000	(2,094)	8,537
EUR versus NOK	Call	Goldman Sachs International	12/18/2020	NOK	11.53	(1,810,809)	EUR	125,000,000	(805,571)	1,005,238
EUR versus RUB	Call	Bank of America, N.A.	11/03/2020	RUB	78.00	(1,712,690)	EUR	50,000,000	(7,067,998)	(5,355,308)
EUR versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	12/08/2020	ZAR	19.05	(1,490,059)	EUR	50,000,000	(4,632,291)	(3,142,232)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	04/26/2021	BRL	6.50	(500,000)	USD	12,500,000	(190,788)	309,213
USD versus CLP	Call	Morgan Stanley & Co. International PLC	08/27/2020	CLP	854.00	(217,490)	USD	35,000,000	(13,125)	204,365
USD versus CNH	Call	Standard Chartered Bank PLC	09/22/2020	CNH	7.24	(246,200)	USD	60,000,000	(82,800)	163,400
USD versus INR	Call	Bank of America, N.A.	10/27/2020	INR	77.55	(1,091,000)	USD	100,000,000	(433,400)	657,600
USD versus INR	Call	Goldman Sachs International	06/11/2021	INR	83.00	(840,000)	USD	5,000,000	(510,780)	329,220
USD versus INR	Call	Goldman Sachs International	07/02/2021	INR	84.05	(497,500)	USD	5,000,000	(463,820)	33,680
USD versus INR	Call	J.P. Morgan Chase Bank, N.A.	08/21/2020	INR	75.55	(666,000)	USD	100,000,000	(303,700)	362,300
USD versus INR	Call	Standard Chartered Bank PLC	10/28/2020	INR	77.65	(1,696,500)	USD	150,000,000	(638,550)	1,057,950
USD versus JPY	Call	Bank of America, N.A.	02/02/2021	JPY	112.00	(2,920,500)	USD	15,000,000	(1,821,090)	1,099,410
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	08/06/2020	JPY	109.25	(214,000)	USD	50,000,000	(600)	213,400
USD versus MXN	Call	Bank of America, N.A.	01/13/2021	MXN	25.78	(924,240)	USD	60,000,000	(647,100)	277,140
USD versus MXN	Call	Citibank, N.A.	03/04/2021	MXN	22.52	(1,005,469)	USD	50,000,000	(2,483,550)	(1,478,081)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus MXN	Call	Goldman Sachs International	08/20/2020	MXN	19.50	$(45,735)	USD	2,500,000	$(313,905)	$(268,170)
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(2,280,500)	USD	100,000,000	(7,669,700)	(5,389,200)
USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	01/26/2021	NOK	9.76	(777,498)	USD	57,500,000	(572,930)	204,568
USD versus RUB	Call	Goldman Sachs International	01/08/2021	RUB	94.00	(619,700)	USD	25,000,000	(102,525)	517,175
USD versus RUB	Call	Goldman Sachs International	02/24/2021	RUB	104.00	(688,550)	USD	25,000,000	(83,875)	604,675
USD versus RUB	Call	Goldman Sachs International	03/08/2021	RUB	77.09	(2,094,250)	USD	96,750,000	(3,634,897)	(1,540,647)
USD versus ZAR	Call	Bank of America, N.A.	08/20/2020	ZAR	15.63	(59,001)	USD	1,670,000	(144,644)	(85,643)
USD versus ZAR	Call	Goldman Sachs International	12/08/2020	ZAR	22.00	(619,220)	USD	20,000,000	(66,740)	552,480
USD versus ZAR	Call	Goldman Sachs International	01/07/2021	ZAR	20.00	(1,759,000)	USD	50,000,000	(528,500)	1,230,500
USD versus ZAR	Call	Goldman Sachs International	04/23/2021	ZAR	22.88	(458,549)	USD	13,000,000	(105,456)	353,093
Subtotal — Foreign Currency Call Options Written						(27,353,077)			(41,130,993)	(13,777,915)
Currency Risk
USD versus CLP	Put	Morgan Stanley & Co. International PLC	08/27/2020	CLP	779.00	(411,500)	USD	50,000,000	(1,766,400)	(1,354,900)
USD versus INR	Put	Bank of America, N.A.	10/27/2020	INR	69.30	(457,000)	USD	100,000,000	(11,700)	445,300
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	08/21/2020	INR	70.58	(285,300)	USD	100,000,000	(1,400)	283,900
USD versus INR	Put	Standard Chartered Bank PLC	10/28/2020	INR	69.45	(653,250)	USD	150,000,000	(19,650)	633,600
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	10/30/2020	JPY	100.00	(571,500)	USD	150,000,000	(447,000)	124,500
USD versus KRW	Put	Standard Chartered Bank PLC	12/24/2020	KRW	1,204.00	(1,187,000)	USD	50,000,000	(1,333,800)	(146,800)
USD versus MXN	Put	Citibank, N.A.	03/04/2021	MXN	18.57	(398,923)	USD	50,000,000	(50,500)	348,422
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(898,400)	USD	100,000,000	(300,800)	597,600
USD versus ZAR	Put	Bank of America, N.A.	05/26/2021	ZAR	17.00	(1,853,250)	USD	50,000,000	(2,061,100)	(207,850)
Subtotal — Foreign Currency Put Options Written						(6,716,123)			(5,992,350)	723,772
Total – Foreign Currency Options Written						$(34,069,200)			$(47,123,343)	$(13,054,143)

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.04%	6 Month EUR LIBOR	Receive	Semi-Annual	11/15/2021	$(2,575,815)	EUR	150,000,000	$(5,932,703)	$(3,356,888)
10 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	0.03	6 Month EUR LIBOR	Receive	Semi-Annual	11/25/2021	(1,899,397)	EUR	112,500,000	(4,365,291)	(2,465,894)
Subtotal—Interest Rate Call Swaptions Written								(4,475,212)			(10,297,994)	(5,822,782)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.75%	3 Month CDOR	Pay	Quarterly	08/10/2020	$(399,704)	CAD	200,000,000	$(72,609)	$327,095
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CDOR	Pay	Quarterly	08/24/2020	(335,345)	CAD	200,000,000	(215,224)	120,121
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CDOR	Pay	Quarterly	08/21/2020	(222,924)	CAD	125,000,000	(112,204)	110,720
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CDOR	Pay	Quarterly	08/20/2020	(223,890)	CAD	125,000,000	(116,470)	107,420
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CDOR	Pay	Quarterly	08/17/2020	(184,210)	CAD	100,000,000	(82,105)	102,104
10 Year Interest Rate Swap	Put	Bank of America, N.A.	0.97	3 Month CDOR	Pay	Quarterly	08/24/2020	(318,578)	CAD	75,000,000	(220,133)	98,445
30 Year Interest Rate Swap	Put	Goldman Sachs International	1.10	3 Month USD LIBOR	Pay	Quarterly	10/27/2020	(768,000)	USD	60,000,000	(573,497)	194,503
5 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	0.18	6 Month GBP LIBOR	Pay	Quarterly	08/17/2020	(589,850)	GBP	250,000,000	(270,086)	319,764
30 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.05	3 Month USD LIBOR	Pay	Quarterly	10/28/2020	(3,162,500)	USD	250,000,000	(3,029,638)	132,863
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.73	3 Month CDOR	Pay	Quarterly	08/24/2020	(500,932)	CAD	280,000,000	(328,272)	172,660
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.74	3 Month CDOR	Pay	Quarterly	08/17/2020	(176,750)	CAD	100,000,000	(75,380)	101,371
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.74	3 Month CDOR	Pay	Quarterly	08/24/2020	(179,004)	CAD	100,000,000	(103,952)	75,052
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.71	3 Month CDOR	Pay	Quarterly	08/31/2020	(179,863)	CAD	100,000,000	(167,460)	12,403
Subtotal—Interest Rate Put Swaptions Written								(7,241,550)			(5,367,030)	1,874,521
Total Open Over-The-Counter Interest Rate Swaptions Written								$(11,716,762)			$(15,665,024)	$(3,948,261)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	298	September-2020	$31,819,555	$147,520	$147,520
U.S. Treasury 10 Year Notes	1,025	September-2020	143,580,078	825,127	825,127
Subtotal—Long Futures Contracts				972,647	972,647
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	3,220	September-2020	$(371,894,434)	$(4,574,099)	$(4,574,099)
Euro Bobl	15	September-2020	(2,389,591)	(10,924)	(10,924)
Euro Bund	27	September-2020	(5,645,965)	(76,327)	(76,327)
Euro OAT	577	September-2020	(114,695,582)	(571,962)	(571,962)
Short-Term Euro-BTP	727	September-2020	(125,877,844)	(2,489,223)	(2,489,223)
U.S. Treasury 10 Year Ultra Bonds	144	September-2020	(22,932,000)	(405,774)	(405,774)
U.S. Treasury Ultra Bonds	2,461	September-2020	(560,338,937)	(20,194,604)	(20,194,604)
Subtotal—Short Futures Contracts				(28,322,913)	(28,322,913)
Total Futures Contracts				$(27,350,266)	$(27,350,266)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/07/2020	Bank of America, N.A.	USD	23,910,600	EUR	21,000,000	$827,893
08/07/2020	Bank of America, N.A.	ZAR	399,420,000	USD	23,453,905	95,206
08/10/2020	Bank of America, N.A.	USD	5,000,000	AUD	7,767,232	549,410
09/16/2020	Bank of America, N.A.	AUD	10,232,768	USD	7,342,932	31,005
09/16/2020	Bank of America, N.A.	COP	300,301,700,000	USD	82,670,805	2,487,186
09/16/2020	Bank of America, N.A.	USD	73,117,068	AUD	106,598,410	3,053,896
09/16/2020	Bank of America, N.A.	USD	74,566,164	CAD	100,655,000	587,791
09/16/2020	Bank of America, N.A.	USD	58,000,000	CZK	1,366,631,140	3,351,107
09/16/2020	Bank of America, N.A.	USD	315,225,755	EUR	275,176,763	9,214,894
09/16/2020	Bank of America, N.A.	USD	2,647,939	GBP	2,088,000	85,890
09/16/2020	Bank of America, N.A.	USD	24,878,417	INR	1,892,750,000	263,688
09/16/2020	Bank of America, N.A.	USD	58,792,727	JPY	6,316,866,936	912,162
09/16/2020	Bank of America, N.A.	USD	85,341,996	NOK	807,760,281	3,421,042
09/16/2020	Bank of America, N.A.	USD	11,342,794	NZD	17,525,000	280,310
09/16/2020	Bank of America, N.A.	USD	101,706,346	PLN	401,140,000	5,429,489
09/16/2020	Bank of America, N.A.	USD	39,202,706	SEK	361,830,000	2,025,197
09/16/2020	Bank of America, N.A.	USD	22,495,684	ZAR	388,434,800	122,333
09/16/2020	Bank of America, N.A.	ZAR	54,900,000	USD	3,315,518	118,767
09/17/2020	Bank of America, N.A.	USD	15,091,900	MXN	345,982,500	366,871
12/02/2020	Bank of America, N.A.	GBP	5,000,000	AUD	9,233,250	49,577
08/04/2020	Citibank, N.A.	BRL	56,672,295	USD	10,891,607	27,665
08/04/2020	Citibank, N.A.	USD	10,655,298	BRL	56,672,295	208,644
08/24/2020	Citibank, N.A.	COP	36,370,000,000	USD	10,000,000	272,038
09/16/2020	Citibank, N.A.	PEN	125,380,000	USD	36,406,400	949,064
09/16/2020	Citibank, N.A.	RUB	4,549,936,195	USD	64,858,715	3,843,657
09/16/2020	Citibank, N.A.	USD	225,440,220	EUR	198,308,747	8,371,015
09/16/2020	Citibank, N.A.	USD	5,385,202	GBP	4,260,000	192,437
09/16/2020	Citibank, N.A.	USD	147,800,978	JPY	15,774,621,000	1,295,401
09/16/2020	Citibank, N.A.	USD	49,660,145	NOK	470,000,000	1,987,143
09/16/2020	Citibank, N.A.	USD	29,873,690	PLN	117,570,000	1,526,719
09/16/2020	Citibank, N.A.	ZAR	358,620,000	USD	21,147,042	265,100
08/27/2020	Goldman Sachs International	RUB	945,343,775	USD	13,250,000	544,922
09/16/2020	Goldman Sachs International	TRY	57,150,000	USD	8,146,828	233,446
09/16/2020	Goldman Sachs International	USD	206,680,862	EUR	181,911,392	7,797,457
09/16/2020	Goldman Sachs International	USD	102,680,635	JPY	10,977,597,000	1,075,896
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2020	Goldman Sachs International	ZAR	593,290,000	USD	34,959,151	$412,702
09/17/2020	Goldman Sachs International	USD	40,045,368	MXN	909,150,000	576,170
10/26/2020	Goldman Sachs International	IDR	535,637,500,000	USD	36,500,000	609,707
11/05/2020	Goldman Sachs International	RUB	794,990,160	EUR	10,800,000	2,140,168
12/10/2020	Goldman Sachs International	USD	20,500,000	ZAR	396,299,850	2,376,051
12/21/2020	Goldman Sachs International	NOK	768,075,000	USD	90,750,390	6,324,950
01/11/2021	Goldman Sachs International	USD	34,375,000	RUB	2,822,727,187	3,016,341
01/11/2021	Goldman Sachs International	USD	24,375,000	ZAR	451,834,500	1,621,492
02/25/2021	Goldman Sachs International	RUB	1,968,375,000	USD	29,000,000	3,050,261
03/08/2021	Goldman Sachs International	BRL	138,847,000	USD	33,717,096	7,293,785
03/09/2021	Goldman Sachs International	RUB	355,635,456	USD	4,840,000	157,502
08/04/2020	J.P. Morgan Chase Bank, N.A.	BRL	747,052,007	USD	143,998,266	790,204
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	8,181,818	BRL	43,568,181	170,097
08/07/2020	J.P. Morgan Chase Bank, N.A.	INR	3,612,500,000	USD	48,747,542	516,108
08/07/2020	J.P. Morgan Chase Bank, N.A.	USD	48,747,500	EUR	42,500,000	1,318,499
08/11/2020	J.P. Morgan Chase Bank, N.A.	AUD	7,695,623	USD	5,516,168	17,899
09/02/2020	J.P. Morgan Chase Bank, N.A.	BRL	188,294,127	USD	36,243,167	193,854
09/16/2020	J.P. Morgan Chase Bank, N.A.	AUD	139,891,000	USD	100,088,513	127,995
09/16/2020	J.P. Morgan Chase Bank, N.A.	IDR	4,721,389,684,034	USD	327,514,680	8,944,862
09/16/2020	J.P. Morgan Chase Bank, N.A.	JPY	529,650,000	USD	5,012,089	6,016
09/16/2020	J.P. Morgan Chase Bank, N.A.	RUB	668,100,000	USD	9,418,086	458,804
09/16/2020	J.P. Morgan Chase Bank, N.A.	THB	410,490,000	USD	13,197,762	35,370
09/16/2020	J.P. Morgan Chase Bank, N.A.	TRY	240,085,000	USD	34,285,612	1,041,793
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	51,823,125	AUD	75,000,000	1,768,878
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	1,000,845,078	EUR	875,866,722	31,824,849
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	287,384,831	GBP	225,604,500	8,000,279
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	29,391,345	IDR	436,050,000,000	30,579
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	315,414,012	JPY	33,732,677,000	3,415,834
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	58,049,664	KRW	70,303,948,071	788,667
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	30,626,751	NOK	288,135,000	1,035,784
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	76,285,731	NZD	117,182,000	1,432,874
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	35,219,859	PLN	138,719,752	1,829,193
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	26,286,870	SEK	242,620,000	1,357,919
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	10,806,219	ZAR	186,370,000	45,846
09/16/2020	J.P. Morgan Chase Bank, N.A.	ZAR	4,281,901,476	USD	252,342,413	3,013,267
09/17/2020	J.P. Morgan Chase Bank, N.A.	MXN	1,590,645,000	USD	71,801,389	730,117
09/17/2020	J.P. Morgan Chase Bank, N.A.	USD	375,863,528	MXN	8,518,642,400	4,756,129
11/02/2020	J.P. Morgan Chase Bank, N.A.	IDR	1,127,600,000,000	USD	77,738,711	2,277,282
11/04/2020	J.P. Morgan Chase Bank, N.A.	JPY	1,046,800,000	USD	10,000,000	99,960
12/21/2020	J.P. Morgan Chase Bank, N.A.	EUR	75,000,000	USD	90,735,000	2,120,086
12/21/2020	J.P. Morgan Chase Bank, N.A.	NOK	768,075,000	USD	84,635,431	209,991
01/29/2021	J.P. Morgan Chase Bank, N.A.	USD	68,000,000	RUB	5,701,800,000	7,384,609
02/08/2021	J.P. Morgan Chase Bank, N.A.	RUB	2,279,500,000	USD	33,432,332	3,326,626
02/25/2021	J.P. Morgan Chase Bank, N.A.	USD	35,000,000	RUB	2,964,500,000	4,081,984
08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	540,775,000	USD	60,204,513	754,051
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	60,205,950	EUR	51,750,000	1,261,206
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	561,435,300	USD	27,000,000	3,227,431
08/04/2020	Morgan Stanley & Co. International PLC	BRL	43,494,544	USD	8,359,031	21,232
08/04/2020	Morgan Stanley & Co. International PLC	USD	8,181,818	BRL	43,494,544	155,981
08/24/2020	Morgan Stanley & Co. International PLC	COP	51,046,637,763	USD	14,003,412	349,858
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/31/2020	Morgan Stanley & Co. International PLC	USD	3,750,000	CLP	3,042,000,000	$269,432
09/16/2020	Morgan Stanley & Co. International PLC	USD	75,058,250	SEK	692,600,000	3,858,494
08/31/2020	Morgan Stanley Capital Services LLC	BRL	184,118,400	USD	43,200,000	7,947,017
09/16/2020	Royal Bank of Canada	USD	35,823,095	EUR	31,503,907	1,320,841
09/16/2020	Royal Bank of Canada	USD	59,163,254	GBP	46,710,000	1,994,384
09/16/2020	Royal Bank of Canada	USD	126,393,983	JPY	13,510,000,000	1,297,965
08/11/2020	Standard Chartered Bank PLC	USD	5,000,000	AUD	7,695,623	498,270
09/16/2020	Standard Chartered Bank PLC	USD	30,000,000	CNY	213,450,000	472,677
09/16/2020	Standard Chartered Bank PLC	USD	69,238,916	INR	5,269,411,500	756,646
Subtotal—Appreciation						206,781,186
Currency Risk
08/07/2020	Bank of America, N.A.	EUR	21,000,000	ZAR	399,420,000	(1,379,795)
08/10/2020	Bank of America, N.A.	AUD	18,000,000	USD	12,394,080	(466,278)
08/10/2020	Bank of America, N.A.	USD	7,342,011	AUD	10,232,768	(31,063)
09/16/2020	Bank of America, N.A.	CHF	54,975,354	USD	58,049,664	(2,136,448)
09/16/2020	Bank of America, N.A.	EUR	191,918,904	USD	218,020,513	(8,256,929)
09/16/2020	Bank of America, N.A.	GBP	71,695,331	USD	90,183,256	(3,687,804)
09/16/2020	Bank of America, N.A.	JPY	17,931,456,000	USD	167,973,022	(1,509,032)
09/16/2020	Bank of America, N.A.	NOK	256,295,580	USD	27,019,153	(1,144,616)
09/16/2020	Bank of America, N.A.	PLN	515,396,250	USD	135,000,000	(2,651,213)
09/16/2020	Bank of America, N.A.	USD	31,793,228	COP	115,488,902,869	(956,512)
09/16/2020	Bank of America, N.A.	USD	4,287,841	TRY	30,240,000	(100,603)
09/16/2020	Bank of America, N.A.	USD	47,487,805	ZAR	808,133,400	(431,325)
09/17/2020	Bank of America, N.A.	MXN	846,544,760	USD	37,019,156	(805,131)
12/02/2020	Bank of America, N.A.	AUD	27,842,250	GBP	15,000,000	(250,571)
12/02/2020	Bank of America, N.A.	GBP	10,000,000	AUD	17,992,150	(239,855)
01/15/2021	Bank of America, N.A.	MXN	590,200,500	USD	25,700,000	(308,740)
02/04/2021	Bank of America, N.A.	JPY	15,003,810,000	USD	141,000,000	(1,150,927)
06/17/2021	Bank of America, N.A.	EUR	65,000,000	USD	74,230,000	(2,856,838)
09/16/2020	Citibank, N.A.	COP	28,320,000,000	USD	7,500,397	(61,332)
09/16/2020	Citibank, N.A.	EUR	214,155,000	USD	243,454,466	(9,039,917)
09/16/2020	Citibank, N.A.	GBP	4,175,000	USD	5,277,751	(188,597)
09/16/2020	Citibank, N.A.	SEK	604,450,000	USD	65,504,289	(3,368,402)
09/17/2020	Citibank, N.A.	MXN	7,816,973,600	USD	346,263,760	(3,004,784)
09/16/2020	Goldman Sachs International	AUD	75,010,000	USD	51,787,204	(1,811,944)
09/16/2020	Goldman Sachs International	CAD	100,645,000	USD	74,551,189	(595,299)
09/16/2020	Goldman Sachs International	EUR	10,440,000	USD	11,868,401	(440,634)
09/16/2020	Goldman Sachs International	INR	13,722,768,798	USD	180,112,466	(2,172,199)
09/16/2020	Goldman Sachs International	JPY	5,896,734,000	USD	54,894,958	(838,976)
09/16/2020	Goldman Sachs International	NZD	101,500,000	USD	65,633,250	(1,684,585)
09/16/2020	Goldman Sachs International	USD	118,299,683	ZAR	1,959,930,000	(4,175,694)
10/26/2020	Goldman Sachs International	USD	36,632,301	IDR	535,637,500,000	(742,008)
12/21/2020	Goldman Sachs International	USD	90,750,000	EUR	75,000,000	(2,135,086)
01/11/2021	Goldman Sachs International	ZAR	451,834,500	USD	24,491,932	(1,504,561)
02/08/2021	Goldman Sachs International	USD	33,488,324	RUB	2,279,500,000	(3,382,618)
02/18/2021	Goldman Sachs International	USD	12,650,000	BRL	64,020,385	(458,538)
03/08/2021	Goldman Sachs International	USD	33,473,240	BRL	138,847,000	(7,049,930)
04/28/2021	Goldman Sachs International	BRL	36,577,800	USD	6,300,000	(647,952)
06/15/2021	Goldman Sachs International	INR	2,711,700,000	USD	34,500,000	(496,426)
08/19/2021	Goldman Sachs International	USD	15,400,000	BRL	77,876,260	(708,642)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	135,556,683	BRL	703,483,827	$(700,535)
08/05/2020	J.P. Morgan Chase Bank, N.A.	USD	100,078,279	AUD	139,891,360	(132,891)
08/07/2020	J.P. Morgan Chase Bank, N.A.	EUR	42,500,000	USD	48,798,500	(1,267,499)
08/07/2020	J.P. Morgan Chase Bank, N.A.	INR	5,200,000	USD	69,360	(66)
08/07/2020	J.P. Morgan Chase Bank, N.A.	USD	48,798,813	INR	3,617,700,000	(497,952)
08/10/2020	J.P. Morgan Chase Bank, N.A.	EGP	82,000,000	USD	5,000,000	(128,870)
08/11/2020	J.P. Morgan Chase Bank, N.A.	JPY	529,650,000	USD	5,000,000	(3,907)
08/11/2020	J.P. Morgan Chase Bank, N.A.	USD	5,010,155	JPY	529,650,000	(6,248)
08/24/2020	J.P. Morgan Chase Bank, N.A.	COP	91,800,000,000	USD	24,000,000	(553,943)
08/24/2020	J.P. Morgan Chase Bank, N.A.	USD	18,000,000	COP	64,980,000,000	(619,660)
09/02/2020	J.P. Morgan Chase Bank, N.A.	USD	66,006,540	BRL	342,923,774	(353,049)
09/16/2020	J.P. Morgan Chase Bank, N.A.	AUD	137,584,279	USD	95,473,868	(2,838,359)
09/16/2020	J.P. Morgan Chase Bank, N.A.	CHF	2,183,587	USD	2,306,776	(83,779)
09/16/2020	J.P. Morgan Chase Bank, N.A.	EUR	1,335,092	NOK	14,106,327	(23,995)
09/16/2020	J.P. Morgan Chase Bank, N.A.	EUR	676,858,153	USD	774,184,934	(23,848,653)
09/16/2020	J.P. Morgan Chase Bank, N.A.	GBP	255,356,490	USD	325,493,291	(8,846,251)
09/16/2020	J.P. Morgan Chase Bank, N.A.	HUF	317,830,000	USD	1,048,169	(38,585)
09/16/2020	J.P. Morgan Chase Bank, N.A.	INR	13,722,765,604	USD	179,764,409	(2,520,212)
09/16/2020	J.P. Morgan Chase Bank, N.A.	NZD	27,608,000	USD	17,961,489	(348,962)
09/16/2020	J.P. Morgan Chase Bank, N.A.	PLN	132,404,481	USD	33,616,460	(1,745,918)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	12,519,829	AUD	17,475,522	(32,519)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	17,755,591	EUR	14,999,000	(71,375)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	22,155,059	IDR	322,800,000,000	(374,535)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	10,069,100	INR	756,800,000	(16,243)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	9,416,676	RUB	668,000,000	(458,736)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	35,774,366	TRY	250,510,000	(1,087,029)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	31,767,821	ZAR	538,750,470	(397,133)
09/16/2020	J.P. Morgan Chase Bank, N.A.	ZAR	167,840,000	USD	9,731,801	(41,288)
09/17/2020	J.P. Morgan Chase Bank, N.A.	MXN	2,118,569,840	USD	93,481,619	(1,177,751)
11/02/2020	J.P. Morgan Chase Bank, N.A.	USD	80,000,000	IDR	1,127,600,000,000	(4,538,572)
12/21/2020	J.P. Morgan Chase Bank, N.A.	USD	90,734,952	NOK	768,075,000	(6,309,513)
04/28/2021	J.P. Morgan Chase Bank, N.A.	BRL	14,350,000	USD	2,500,000	(225,782)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	18,000,000	MXN	374,299,200	(2,151,239)
06/27/2022	J.P. Morgan Chase Bank, N.A.	USD	70,563,204	IDR	1,127,600,000,000	(2,085,000)
08/31/2020	Morgan Stanley & Co. International PLC	CLP	3,042,000,000	USD	3,784,759	(234,673)
09/16/2020	Morgan Stanley & Co. International PLC	CLP	45,633,718,803	USD	58,031,022	(2,271,974)
09/16/2020	Morgan Stanley & Co. International PLC	EUR	675,521	RUB	53,172,892	(83,404)
09/16/2020	Morgan Stanley & Co. International PLC	USD	28,024,320	INR	2,105,586,918	(55,022)
09/16/2020	Morgan Stanley & Co. International PLC	USD	39,292,237	KRW	46,723,970,113	(188,310)
09/17/2020	Morgan Stanley & Co. International PLC	MYR	80,805,000	USD	19,012,941	(57,900)
09/16/2020	Royal Bank of Canada	EUR	278,341,202	USD	316,668,786	(11,502,819)
09/16/2020	Royal Bank of Canada	USD	9,531,678	EUR	8,075,000	(11,041)
09/16/2020	Standard Chartered Bank PLC	AUD	71,000,000	USD	50,597,085	(136,678)
09/16/2020	Standard Chartered Bank PLC	CNY	181,634,560	USD	25,600,000	(330,622)
09/16/2020	Standard Chartered Bank PLC	USD	34,094,784	IDR	500,000,000,000	(357,914)
04/27/2021	Standard Chartered Bank PLC	IDR	250,425,000,000	USD	15,000,000	(1,276,481)
Subtotal—Depreciation						(152,904,691)
Total Forward Foreign Currency Contracts						$53,876,495

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazilian Government Bonds	Sell	1.00%	Quarterly	06/20/2022	1.204%	USD	15,000,000	$(334,093)	$(54,105)	$279,988
Italy Government International Bond	Sell	1.00	Quarterly	06/20/2025	1.510	USD	7,500,000	(233,977)	(179,400)	54,577
Subtotal - Appreciation								(568,070)	(233,505)	334,565
Credit Risk
Lloyds Banking Group	Buy	(1.00)	Quarterly	06/20/2025	0.661	EUR	5,000,000	(70,903)	(97,729)	(26,826)
Republic of Indonesia	Buy	(1.00)	Quarterly	06/20/2025	1.155	USD	6,500,000	83,435	49,771	(33,665)
Subtotal - Depreciation								12,532	(47,958)	(60,491)
Total Centrally Cleared Credit Default Swap Agreements								$(555,538)	$(281,463)	$274,074

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Bank of America, N.A.	Uruguay Government International Bond	Sell	1.00%	Quarterly	12/20/2021	1.131%	USD	14,802,000	$(76,824)	$(26,902)	$49,923
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	1.335	EUR	5,000,000	57,480	86,149	28,669
Credit Risk
Barclays Bank PLC	UniCredit S.p.A.	Buy	(1.00)	Quarterly	06/20/2025	1.102	EUR	7,500,000	52,369	43,352	(9,016)
Barclays Bank PLC	Republic of Indonesia	Buy	(1.00)	Quarterly	06/20/2025	1.155	USD	2,500,000	25,766	18,448	(7,319)
Barclays Bank PLC	Republic of Indonesia	Buy	(1.00)	Quarterly	06/20/2025	1.155	USD	1,500,000	16,876	11,069	(5,807)
Barclays Bank PLC	Softbank Group	Buy	(1.00)	Quarterly	06/20/2025	2.483	JPY	250,000,000	196,025	159,654	(36,371)
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	12/20/2024	0.701	EUR	10,000,000	176,968	155,575	(21,394)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00	Quarterly	12/20/2022	12.212	EUR	5,000,000	116,265	(917,968)	(1,034,233)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	1.00	Quarterly	12/20/2021	0.711	EUR	5,000,000	46,288	(23,901)	(70,189)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	11.101	EUR	5,000,000	(157,021)	(472,622)	(315,601)
Subtotal—Depreciation									473,536	(1,026,393)	(1,499,930)
Total Open Over-The-Counter Credit Default Swap Agreements									$454,192	$(967,146)	$(1,421,338)

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month COOVIBR	Quarterly	3.09%	Quarterly	07/09/2025	COP	36,500,000,000	$—	$22,851	$22,851
Pay	3 Month CNRR007	Quarterly	2.40	Quarterly	07/13/2022	CNY	900,000,000	—	44,192	44,192
Pay	BZDIOVRA	At Maturity	6.48	At Maturity	01/02/2029	BRL	8,723,671	—	86,455	86,455
Pay	6 Month THB	Semi-Annually	0.76	Semi-Annually	06/25/2025	THB	950,000,000	—	128,785	128,785
Pay	6 Month AUD BBSW	Semi-Annually	0.80	Semi-Annually	07/23/2026	AUD	177,500,000	—	136,142	136,142
Pay	6 Month CLICP	Semi-Annually	1.16	Semi-Annually	07/13/2025	CLP	19,500,000,000	—	179,455	179,455
Pay	6 Month CLICP	Semi-Annually	1.20	Semi-Annually	06/26/2025	CLP	20,500,000,000	—	258,659	258,659
Pay	28 Day MXN TIIE	28 Day	5.57	28 Day	04/24/2025	MXN	190,000,000	—	280,927	280,927
Pay	BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	119,625,165	—	339,749	339,749
Pay	28 Day MXN TIIE	28 Day	4.76	28 Day	05/17/2023	MXN	1,040,000,000	—	377,355	377,355
Pay	28 Day MXN TIIE	28 Day	4.87	28 Day	06/02/2023	MXN	774,000,000	—	382,107	382,107
Pay	28 Day MXN TIIE	28 Day	5.51	28 Day	12/05/2024	MXN	280,000,000	—	389,620	389,620
Pay	28 Day MXN TIIE	28 Day	4.90	28 Day	06/07/2023	MXN	750,000,000	—	397,139	397,139
Pay	BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	56,173,655	—	451,833	451,833
Pay	6 Month USD LIBOR	Quarterly	0.43	Semi-Annual	05/15/2027	USD	151,800,000	—	594,171	594,171
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	1,318,000,000	—	808,623	808,623
Pay	3 Month USD LIBOR	Quarterly	0.45	Semi-Annual	05/15/2027	USD	151,800,000	—	820,159	820,159
Pay	3 Month COOVIBR	Quarterly	5.20	Quarterly	08/01/2029	COP	44,884,000,000	—	1,037,423	1,037,423
Pay	28 Day MXN TIIE	28 Day	6.58	28 Day	12/07/2023	MXN	370,000,000	—	1,061,058	1,061,058
Pay	BZDIOVRA	At Maturity	3.02	At Maturity	01/03/2022	BRL	874,268,259	—	1,079,708	1,079,708
Pay	6 Month GBP LIBOR	Semi-Annually	0.36	Semi-Annually	06/12/2025	GBP	96,000,000	—	1,190,009	1,190,009
Pay	BZDIOVRA	At Maturity	5.60	At Maturity	01/02/2023	BRL	120,968,056	—	1,324,332	1,324,332
Pay	BZDIOVRA	At Maturity	5.93	At Maturity	01/02/2025	BRL	131,320,810	—	1,392,054	1,392,054
Pay	BZDIOVRA	At Maturity	4.50	At Maturity	01/02/2023	BRL	293,657,163	—	1,512,246	1,512,246
Pay	BZDIOVRA	At Maturity	6.63	At Maturity	01/02/2025	BRL	80,378,388	—	1,522,409	1,522,409
Pay	BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	139,764,338	—	1,617,060	1,617,060
Pay	6 Month GBP LIBOR	Semi-Annually	0.72	Semi-Annually	02/06/2025	GBP	51,000,000	171	1,729,493	1,729,322
Pay	28 Day MXN TIIE	28 Day	6.50	28 Day	11/24/2026	MXN	500,000,000	(385)	1,754,619	1,755,003
Pay	BZDIOVRA	At Maturity	6.53	At Maturity	01/02/2024	BRL	98,444,537	—	1,815,685	1,815,685
Pay	BZDIOVRA	At Maturity	6.06	At Maturity	01/02/2025	BRL	198,529,572	—	2,167,080	2,167,080
Pay	BZDIOVRA	At Maturity	6.94	At Maturity	01/04/2027	BRL	116,470,656	—	2,280,722	2,280,722
Pay	BZDIOVRA	At Maturity	6.90	At Maturity	01/04/2027	BRL	129,486,001	—	2,471,810	2,471,810
Pay	28 Day MXN TIIE	28 Day	8.62	28 Day	12/26/2028	MXN	247,400,000	—	2,521,009	2,521,009
Pay	28 Day MXN TIIE	28 Day	8.19	28 Day	04/13/2029	MXN	410,000,000	—	3,664,184	3,664,185
Receive	3 Month COOVIBR	Quarterly	(5.70)	Quarterly	11/15/2029	COP	109,300,000,000	—	3,667,487	3,667,487
Pay	3 Month JIBAR	Quarterly	8.42	Quarterly	08/29/2028	ZAR	556,000,000	—	4,244,827	4,244,827
Pay	6 Month CDOR	Semi-Annually	1.06	Semi-Annually	03/26/2030	CAD	499,700,000	—	4,897,776	4,897,776
Pay	BZDIOVRA	At Maturity	5.56	At Maturity	01/02/2023	BRL	514,810,140	—	5,545,376	5,545,376
Subtotal — Appreciation								(214)	54,194,589	54,194,803
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	6 Month USD LIBOR	Quarterly	(2.51)%	Semi-Annually	04/29/2029	USD	16,800,000	$—	$(2,982,909)	$(2,982,908)
Receive	BZDIOVRA	At Maturity	(4.32)	At Maturity	01/04/2021	BRL	733,639,085	—	(2,165,630)	(2,165,630)
Receive	BZDIOVRA	At Maturity	(4.28)	At Maturity	01/04/2021	BRL	739,793,152	—	(2,132,352)	(2,132,352)
Receive	BZDIOVRA	At Maturity	(3.94)	At Maturity	01/04/2021	BRL	828,746,244	—	(1,925,170)	(1,925,170)
Receive	BZDIOVRA	At Maturity	(3.91)	At Maturity	01/04/2021	BRL	702,407,414	—	(1,601,282)	(1,601,282)
Pay	3 Month CNRR007	Quarterly	2.04	Quarterly	06/18/2022	CNY	900,000,000	—	(787,413)	(787,413)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	700,000,000	—	(700,977)	(700,977)
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	572,000,000	—	(647,551)	(647,551)
Receive	6 Month AUD BBSW	Semi-Annually	(1.21)	Semi-Annually	06/20/2051	AUD	26,300,000	—	(491,847)	(491,847)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/30/2022	CNY	725,000,000	—	(483,856)	(483,856)
Receive	28 Day MXN TIIE	28 Day	(4.81)	28 Day	05/19/2021	MXN	3,000,000,000	—	(425,628)	(425,628)
Receive	28 Day MXN TIIE	28 Day	(4.83)	28 Day	06/04/2021	MXN	2,230,000,000	—	(364,959)	(364,959)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	909,090,000	—	(360,094)	(360,094)
Receive	28 Day MXN TIIE	28 Day	(4.80)	28 Day	06/09/2021	MXN	2,200,000,000	—	(343,740)	(343,740)
Receive	BZDIOVRA	At Maturity	(2.05)	At Maturity	01/04/2021	BRL	2,499,248,541	—	(214,512)	(214,512)
Pay	28 Day MXIBTIIE	28 Day	4.80	28 Day	07/23/2025	MXN	2,168,700,000	—	(203,531)	(203,531)
Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	2,484,500,000	—	(192,661)	(192,661)
Receive	6 Month AUD BBSW	Semi-Annually	(1.16)	Semi-Annually	06/20/2051	AUD	15,425,000	—	(135,493)	(135,493)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/29/2022	CNY	180,000,000	—	(120,026)	(120,026)
Receive	6 Month NZD BBSW	Semi-Annually	(0.71)	Semi-Annually	07/22/2030	NZD	19,400,000	—	(111,144)	(111,144)
Receive	6 Month CLICP	Semi-Annually	(0.57)	Semi-Annually	07/13/2022	CLP	48,250,000,000	—	(105,314)	(105,314)
Receive	6 Month NZD BBSW	Semi-Annually	(0.71)	Semi-Annually	07/21/2030	NZD	19,400,000	—	(104,915)	(104,915)
Receive	6 Month CLICP	Semi-Annually	(0.52)	Semi-Annually	06/26/2022	CLP	50,500,000,000	—	(57,396)	(57,396)
Pay	28 Day MXN TIIE	28 Day	4.47	28 Day	06/29/2023	MXN	3,409,000,000	—	(51,598)	(51,598)
Pay	3 Month COOVIBR	Quarterly	3.03	Quarterly	07/10/2025	COP	64,600,000,000	—	(8,631)	(8,631)
Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	1,295,250,000	—	(6,224)	(6,224)
Subtotal — Depreciation								—	(16,724,853)	(16,724,852)
Total Centrally Cleared Interest Rate Swap Agreements								$(214)	$37,469,736	$37,469,951

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.55	Annual	11/01/2021	RUB	694,000,000	$—	$214,112	$214,112
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	7.03	Annual	03/27/2022	RUB	4,250,000,000	—	2,118,030	2,118,030
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	5.63	Annual	04/23/2023	RUB	1,400,000,000	—	387,903	387,903
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.89	Annual	07/01/2023	RUB	3,850,000,000	—	45,737	45,737
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.97	Annual	07/07/2023	RUB	3,888,000,000	—	159,404	159,404
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.58	Annual	10/25/2021	RUB	8,680,000,000	—	2,134,300	2,134,300
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.35	Annual	02/28/2025	RUB	1,150,000,000	—	757,692	757,692
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	5.89	Annual	03/05/2022	RUB	2,700,000,000	—	648,908	648,908
Subtotal—Appreciation									—	6,466,086	6,466,086
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.81	Annual	07/10/2023	RUB	2,555,000,000	—	(44,306)	(44,306)
Standard Chartered Bank PLC	Receive	6 Month IN00O/N	Semi-Annually	(6.44)	Semi-Annually	01/10/2024	INR	1,700,000,000	—	(1,885,724)	(1,885,724)
Subtotal—Depreciation									—	(1,930,030)	(1,930,030)
Total Over-The-Counter Interest Rate Swap Aggreements									$—	$4,536,056	$4,536,056

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Investment Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MOSKP	—Moscow Prime Offered Rate
MXIBTIIE	—28-day Mexican Interbank Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$1,758,687,966	$206,209	$1,758,894,175
U.S. Dollar Denominated Bonds & Notes	—	366,159,948	0	366,159,948
U.S. Treasury Securities	—	199,970,208	—	199,970,208
Asset-Backed Securities	—	158,091,407	—	158,091,407
Common Stocks & Other Equity Interests	—	—	1	1
Money Market Funds	222,544,234	—	—	222,544,234
Options Purchased	—	41,388,621	—	41,388,621
Total Investments in Securities	222,544,234	2,524,298,150	206,210	2,747,048,594
Other Investments - Assets*
Futures Contracts	972,647	—	—	972,647
Forward Foreign Currency Contracts	—	206,781,186	—	206,781,186
Swap Agreements	—	61,074,046	—	61,074,046
	972,647	267,855,232	—	268,827,879
Other Investments - Liabilities*
Futures Contracts	(28,322,913)	—	—	(28,322,913)
Forward Foreign Currency Contracts	—	(152,904,691)	—	(152,904,691)
Options Written	—	(64,981,189)	—	(64,981,189)
Swap Agreements	—	(20,215,303)	—	(20,215,303)
	(28,322,913)	(238,101,183)	—	(266,424,096)
Total Other Investments	(27,350,266)	29,754,049	—	2,403,783
Total Investments	$195,193,968	$2,554,052,199	$206,210	$2,749,452,377

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer International Bond Fund to Invesco International Bond Fund.
Invesco Oppenheimer International Bond Fund